MEEDER ADVISOR FUNDS

INTERNATIONAL EQUITY FUND

2000 SEMI-ANNUAL REPORT

June 30, 2000




                INTERNATIONAL EQUITY FUND

                2000 SEMI-ANNUAL REPORT



                JUNE 30, 2000



MEEDER ADVISOR FUNDS
P.O. Box 7177
Dublin OH 43017
(800)494-3539

Distributed by
Adviser Dealer Services, Inc.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represents total returns and average annual total returns for the periods ended 6/30/00. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The International Equity Fund during each period shown above. To obtain a prospectus containing more complete information about The International Equity Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call Meeder Advisor Funds at (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing. Meeder ADvisor Funds are distributed by Adviser Dealer Services, Inc., which is affiliated with Meeder Advisor Funds.

INTERNATIONAL EQUITY FUND

SEMI-ANNUAL MARKET PERSPECTIVE

     The International Equity Fund outperformed the average foreign stock for year-to-date total return. For the six months ended June 30, 2000, the Fund declined -2.88% before sales charges, compared with the -4.04% total return for the average foreign stock fund for the same period, according to Morningstar. The MSCI EAFE Index* declined -1.73% over the same time period.

     World stock markets were volatile during the first half of 2000. At the start of the year, world equity markets fell back as investors took profits following a strong finish to 1999. The "new economy" sectors of technology, media, and telecommunications continued to lead through most of the 1st Quarter. The Fund was overweighted in these sectors, which aided overall performance throughout the first three months of the year, until a sharp correction in mid-March led us to reduce our exposure. Regionally, most of the Fund's 1st Quarter returns came from Europe and the U.K., although good stock selection in Asia helped the Fund as well.

     As volatility rocked global stock markets to start the 2nd Quarter, we took a less aggressive position with our regional and sector weightings. We maintained our country allocation weightings close to that of the index, adhering to a low risk strategy. Although we reduced our exposure to the "new economy" sectors , we remained overweighted in technology and telecommunications stocks until May, when we established a neutral position. When these issues fell to low levels, we bought back into these sectors, hoping to take advantage of any potential growth that may emerge following the brief bear market.

     Looking ahead, we expect Europe and Asia to be bolstered by continued economic recovery. Investors everywhere remain skittish due to uncertainty over the sustainability of U.S. economic growth and the direction of U.S. interest rates. Although short-term volatility may continue, stocks could rally if the U.S. Federal Reserve manages to achieve a "soft landing" for the U.S. economy.


* The MSCI Eafe Index is a widely recongnized unmanaged index of over 1000 stock prices from companies in Europe, Australasia, and the Far East. This index incurs no sales charges, expenses, or fees. Past performance of an index is no guarantee of future results. It is not possible to invest directly in an index.

   IN EXCHANGE FOR GREATER POTENTIAL REWARDS, FOREIGN INVESTMENTS INVOLVE GREATER RISK THAN U.S. INVESTMENTS. THESE RISKS INCLUDE POLITICAL AND ECONOMIC UNCERTAINTIES OF FOREIGN COUNTRIES AND CURRENCY FLUCTUATIONS. THESE RISKS MAY BE MAGNIFIED IN COUNTRIES WITH EMERGING MARKETS, SINCE THOSE COUNTRIES MAY HAVE RELATIVELY UNSTABLE GOVERNMENTS AND LESS ESTABLISHED ECONOMIES.


[PHOTO] Charles Brand, Portfolio Manager


PERFORMANCE PERSPECTIVE

PERIOD & AVERAGE ANNUAL TOTAL
RETURNS as of June 30, 2000

  before deduction of sales charges
  ---------------------------------
  Year to Date........................  -2.88%
  1 Year..............................  23.01%
  Life of Fund(1).....................  14.73%

  net of sales charges(2)
  -----------------------
  Year to Date........................  -8.47%
  1 Year..............................  15.91%
  Life of Fund(1).....................  12.36%

1    Inception Date 9/2/97

2    Reflects deduction of 5.75% maximum sales charges.


REGIONAL HOLDINGS as of June 30, 2000*

[GRAPH] The following information was presented as a pie chart:

     1) Europe (ex-U.K.)           50%
     2) Japan                      26%
     3) United Kingdom             18%
     4) Pacific Rim (ex-Japan)      3%
     5) Australia/New Zealand       3%

* Regional holdings are subject to change.

                            International Equity Fund
            Portfolio of Investments as of June 30, 2000 (Unaudited)


 INDUSTRIES/CLASSIFICATIONS                                       SHARES OR         VALUE
                                                                FACE AMOUNT
 COMMON STOCKS - 100.0%

       ADVERTISING - 0.4%
                      Asatsu - DK, Inc.                                 500    $    20,531
                      Cordiant Communications Group                   2,100         11,861
                      WPP Group PLC                                   4,020         58,822
                                                                                    91,214

       AEROSPACE/DEFENSE - 0.2%
                      BAE Systems PLC                                 9,118         56,962


       AIR TRANSPORT - 0.2%
                      Cathay Pacific Airways                          8,000         14,829
                      Singapore Airlines Ltd.                         2,000         19,797
                                                                                    34,626

       APPAREL - 0.2%
                      Alexon Group PLC #                              3,181          4,437
                      Espirit Holdings Ltd.                           8,000          8,312
                      Onward Kashiyama Co., Ltd.                      2,000         27,186
                                                                                    39,935

       AUTO & TRUCK - 3.0%
                      Autobacs Seven                                    300          9,997
                      Bayerische Motoren Werke AG                     3,600        108,802
                      GKN Ord.                                        3,094         39,549
                      Honda Motor Co., Ltd.                           2,000         68,155
                      Nissan Motor Co., Ltd. #                        7,000         41,299
                      Toyota Motor Corp.                              9,000        410,346
                                                                                   678,148

       AUTOPARTS - 0.3%
                      Denso Corp.                                     3,000         73,064

       BANKING - 15.0%
                      Abbey National PLC                              2,519         30,175
                      Allied Irish Banks PLC                          7,632         68,179
                      Asahi Bank Ltd.                                 5,000         21,051
                      Banca Nazionale del Lavoro #                   31,440        110,607
                      Banco Bilbao Vizcaya Argentaria                 8,000        117,459
                      Banco Santander Central Hispano SA             11,500        121,153
                      Bank of East Asia                               2,000          4,669
                      Bank of Fukuoka Ltd.                            4,000         27,262
                      Bank of Tokyo-Mitsubishi Ltd.                  10,000        120,923
                      Bank of Yokohama Ltd.                           5,000         22,419
                      Banque Nationale de Paris                       2,250        216,231




                      Barclays PLC                                    3,783         94,245
                      Bayerische Hypo-und Vereinsbank AG              1,400         91,338
                      Chiba Bank Ltd.                                 6,000         23,732
                      Christiania Bank Og Kreditkasse                19,100        102,520
                      Commerzbank AG                                  2,550         90,683
                      Commonwealth Bank of Australia                  1,990         32,932
                      Credit Lyonnais                                 1,600         75,967
                      Credit Suisse Group                               500         99,330
                      Dai-Ichi Kangyo Bank Ltd.                       6,000         45,594
                      Daiwa Bank Ltd.                                 6,000         15,575
                      DBS Group Holdings Ltd.                         2,000         25,702
                      Deutsche Bank AG                                1,720        141,683
                      Dexia                                             850        125,205
                      ForeningsSparbankens - AB                       7,500         93,206
                      Halifax PLC                                     3,230         31,051
                      Hang Seng Bank Ltd.                             4,100         38,920
                      HSBC Holdings PLC                              21,077        241,407
                      Industrial Bank of Japan Ltd.                   6,000         45,537
                      ING Groep NV                                    4,200        283,503
                      Macquarie Bank Ltd.                               620          9,664
                      Mitsubishi Trust                                4,000         31,076
                      National Australia Bank Ltd.                    3,190         53,188
                      Overseas-Chinese Banking Corp., Ltd.            3,000         20,666
                      Royal Bank of Scotland Group PLC                5,063         84,908
                      San Paolo - IMI SpA #                           8,100        143,562
                      Sanwa Bank Ltd.                                 4,000         31,944
                      Softbank Corp.                                    700         95,153
                      Sumitomo Bank Ltd.                              9,000        110,445
                      Sumitomo Trust                                  4,000         28,508
                      Tokai Bank Ltd.                                 5,000         24,685
                      Unicredito Italiano Spa #                      25,000        119,413
                      United Overseas Bank Ltd.                       2,000         13,083
                      Westpac Banking Corp.                           3,940         28,374
                                                                                 3,352,927

       BEVERAGE -- ALCOHOLIC - 0.5%
                      Bass PLC                                        3,244         36,547
                      Diageo PLC                                      8,720         78,407
                                                                                   114,954

       BREWERY - 0.2%
                      Asahi Breweries Ltd.                            2,000         23,958
                      Foster's Brewing Group Ltd.                     7,950         22,331
                                                                                    46,289




       BROADCASTING -- CABLE TV - 0.7%
                      British Sky Broadcasting Group PLC #            3,010         58,968
                      Reuters Holdings PLC                            3,368         57,555
                      Tokyo Broadcasting System, Inc.                 1,000         43,234
                                                                                   159,757

       BROADCASTING & PUBLISHING - 0.9%
                      Austar United Communications Ltd. #             1,440          4,857
                      Fox Kids Europe #                               4,650         73,150
                      News Corporation Ltd.                           8,230        113,129
                                                                                   191,136

       BUILDING & CONSTRUCTION - 1.1%
                      AMEC PLC                                        3,000          8,529
                      China Unicom #                                  2,000          4,246
                      CRH PLC                                         3,400         61,265
                      Obayashi Corp.                                 15,000         66,409
                      RMC Group PLC                                   1,684         21,960
                      Sekisui House                                   4,000         37,042
                      Vinci                                           1,350         55,988
                                                                                   255,439

       BUILDING MATERIALS - 0.5%
                      LaFarge                                         1,300        100,889

       CHEMICALS - 1.5%
                      Nippon Sanso Corp.                             16,000         55,732
                      SGL Carbon AG #                                 1,600        106,323
                      Shin-Etsu Chemical Co., Ltd.                    2,000        101,572
                      Sumitomo Bakelite                               6,000         79,124
                                                                                   342,751

       CHEMICALS -- DIVERSIFIED - 1.1%
                      Aventis SA                                      2,700        196,796
                      BOC Group PLC                                   2,310         33,275
                      Tosoh                                           8,000         40,402
                                                                                   270,473

       COMMERCIAL SERVICES -0.2%
                      Benesse Corp.                                     600         41,629


       COMPUTERS & PERIPHERALS - 1.8%
                      Creative Technology Ltd.                          100            535
                      Fujitsu Ltd.                                    5,000        173,219
                      Fujitsu Support  & Service Inc.                   200         19,823
                      Konami Co. Ltd.                                   300         18,974




                      Logica PLC                                      1,230         29,169
                      Misys PLC                                       2,982         25,231
                      NEC Corp.                                       3,000         94,303
                      Psion PLC                                       2,000         19,378
                      The Sage Group PLC  #                           4,020         32,611
                                                                                   413,243

       CONTAINERS -- PAPER & PLASTIC - 0.1%
                      Bunzl PLC                                       6,100         32,743

       COSMETICS - 0.4%
                      Kao Corp.                                       3,000         91,754

       DISTRIBUTION WHOLESALER - 0.4%
                      Li & Fung Ltd.                                  2,000         10,006
                      Marubeni Corp. #                               11,000         37,901
                      Mitsui & Co.                                    6,000         45,877
                                                                                    93,784

       DIVERSIFIED - 2.9%
                      BBA Group PLC                                   4,000         26,262
                      Brambles Industries Ltd.                          640         19,636
                      Broken Hill Proprietary Co., Ltd.               5,010         59,136
                      Citic Pacific Ltd.                              2,000         10,468
                      Granada Group PLC                               6,534         65,390
                      Hutchison Whampoa Ltd.                          8,800        110,627
                      Lagardere SCA                                   1,100         83,899
                      Mitsubishi Corp.                                5,000         45,264
                      PT Multimedia Servicos #                        1,000         49,577
                      RioTinto Ltd.                                   1,280         21,128
                      Swire Pacific Ltd.                              3,000         17,548
                      Vivendi                                         1,480        130,450
                                                                                   639,385

       DRUG - 2.1%
                      Elan Corp. PLC #                                1,000         48,063
                      Roche Holdings AG                                  19        184,713
                      Sankyo Co., Ltd.                                2,000         45,216
                      Smithkline Beecham PLC                         13,842        181,552
                                                                                   459,544

       ELECTRIC PRODUCTION -- MISCELLANEOUS - 2.8%
                      Chubu Electric Power Co., Inc.                  1,800         32,029
                      CLP Holdings Ltd.                               5,000         23,283
                      Hitachi Ltd.                                   10,000        144,428




                      Mitsubishi Electric Corp.                       2,000         21,674
                      National Grid Group PLC                         3,400         26,860
                      Rohm Corp. Ltd.                                   300         87,790
                      Sanyo Electric Co., Ltd.                        9,000         81,050
                      Scottish Power PLC                              2,783         23,631
                      Sharp Corp.                                     3,000         53,098
                      Tokyo Electric Power Co.                        1,400         34,162
                      Union Electric Fenosa #                         6,000        108,401
                                                                                   636,406

       ELECTRONIC COMPONENT -- MISCELLANEOUS - 6.2%
                      Advantest Corp.                                   100          22325
                      Arm Holdings PLC #                              1,100         11,809
                      Chartered Semiconductor Manufacturing Lt        2,000         17,482
                      Epcos AG                                          800         78,827
                      Fanuc Ltd.                                        400         40,742
                      Johnson Electric Holdings Ltd.                  2,000         18,921
                      Kyocera Corp.                                     400         67,928
                      Lernout & Hauspie Speech Products NV #          2,000         85,500
                      Mabuchi Motor Co., Ltd.                           400         51,730
                      Matsushita Electric Industrial Co., Ltd.        6,000        155,756
                      Minebea Co., Ltd.                               2,000         25,110
                      Murata Manufacturing Co., Ltd.                  1,000        143,673
                      Natsteel Electonics                             1,000          3,068
                      Perlos Oyj                                      1,500         47,336
                      Sony Corp.                                      2,500        233,634
                      STMicroelectronics NV                           1,100         69,217
                      Sumitomo Electric Industries                    6,000        102,969
                      Terumo Corp.                                    1,000         33,889
                      Tokyo Electron Ltd.                             1,000        137,065
                      Toshiba Corp.                                   3,000         33,898
                      Venture Manufacturing Ltd.                      1,000         10,188
                                                                                 1,391,067

       ENGINEERING RESEARCH & DEVELOPMENT - 0.4%
                      MG Technologies AG                              5,000         69,122
                      Sembcorp Industries Ltd.                        3,000          3,265
                      Singapore Technologies Engineering Ltd.         5,000          7,351
                                                                                    79,738

       ENTERTAINMENT/MEDIA - 0.7%
                      Grupo Prisa SA #                                3,700         85,720
                      Pearson PLC                                     2,146         68,334




                                                                                   154,054
       FINANCE - 1.7%
                      Acom Co. Ltd.                                     500         42,101
                      Lend Lease Corp., Ltd.                          1,150         14,645
                      Lloyds TSB Group PLC                           12,852        121,602
                      Nomura Securities Co., Ltd.                     5,000        122,481
                      Orix Corp.                                        320         47,274
                                                                                   348,103

       FINANCIAL SERVICES - 0.3%
                      Daiwa Securities Group, Inc.                    4,000         52,863
                      Legal & General Group PLC                      16,724         25,380
                                                                                    78,243

       FOOD -- DIVERSIFIED - 3.7%
                      Ajinomoto Co. Inc.                              4,000         51,352
                      Ariake Japan Co. Ltd.                             500         31,529
                      Danone                                            600         79,514
                      Koninklijke Ahold NV                            5,500        161,663
                      Koninklijke Numico NV                           2,050         97,137
                      Nestle SA                                         125        249,855
                      Royal Canin SA                                  1,100        105,608
                      Tesco PLC                                       8,517         26,539
                      Woolworth's Ltd.                                 6520          24023
                                                                                   827,220

       HOTEL/GAMING - 0.8%
                      Accor SA                                        3,800        155,532
                      Arisocrat Leisure                               4,240         14,317
                                                                                   169,849

       HOUSEHOLD PRODUCTS - 1.0%
                      Asahi Glass Co., Ltd.                           5,000         55,931
                      Hunter Douglas NV                               2,818         76,167
                      Societe Europeenne des Satellites                 500         83,422
                                                                                   215,520

       INSURANCE -- MULTILINE - 0.8%
                      Allied Zurich AG                                2,506        121,197
                      Prudential Corp., PLC                           4,525         66,417
                                                                                   187,614

       INSURANCE - 4.5%
                      Axa                                             1,487        233,921
                      Allianz AG                                        695        251,130
                      Assicurazioni Generali #                        4,050        138,620




                      Fortis AG                                       2,500         72,649
                      Muenchener Rueckversicherungs - Gesellsc          430        136,312
                      Skandia Forsakrings AB                          5,000        132,220
                      Tokio Marine & Fire Insurance Co.               4,000         46,217
                                                                                 1,011,069

       INTERNET -- SOFTWARE - 0.6%
                      Brokat Infosystems AG #                         1,000         78,656
                      Geo Interactive Media Group PLC #                 580         11,081
                      NetValue #                                      1,500         25,499
                      Pacific Century Cyberworks Ltd. #               7,000         13,828
                                                                                   129,064


       INVESTMENT COMPANIES - 0.1%
                      Amvescap PLC                                    1,600         25,716

       MACHINERY - 1.1%
                      Schneider Electric SA                           1,500        104,397
                      SMC Corp.                                         400         75,329
                      Usinor SA                                       6,000         73,107
                                                                                   252,833

       MANUFACTURING - 2.9%
                      ABB Ltd.                                        1,350        161,369
                      E.On AG                                         3,900        191,119
                      FKI PLC                                         4,770         16,997
                      NTN Corp.                                       8,000         34,209
                      Siemens AG                                      1,600        240,257
                                                                                   643,951

       MEDICAL -PRODUCTS - 3.5%
                      Parkway Holdings Ltd.                           1,000        169,242
                      Glaxo Wellcome PLC                              7,617        222,562
                      Novartis AG                                       135        213,560
                      Takeda Chemical Industries                      2,000        131,401
                      Yamanouchi Pharmaceutical Co., Ltd.             1,000         54,656
                                                                                   791,421

       MEDICAL - HOSPITAL - 0.0%
                      Parkway Holdings Ltd.                           1,000          2,559


       METAL FABRICATING - 0.3%
                      Assa Abloy AB                                   3,120         62,675





       MINING - 0.5%
                      Mitsui Mining & Smelting Co., Ltd.              7,000         53,193
                      Rio Tinto PLC                                   3,660         59,936
                                                                                   113,129

       OFFICE AUTOMATION & EQUIPMENT - 0.4%
                      Canon, Inc.                                     2,000         99,684

       OIL & NATURAL GAS - 8.4%
                      Altadis SA                                      7,700        115,257
                      Amp Ltd.                                        2,420         24,587
                      BG Group PLC                                    9,905         64,131
                      British Petroleum Co., PLC                     48,588        467,093
                      Centrica PLC                                   18,070         60,416
                      Hong Kong & China Gas Co., Ltd.                11,680         13,110
                      LASMO PLC                                       6,900         14,699
                      Nippon Mitsubishi Oil Co.                       6,000         27,526
                      Repsol - YPF, SA                                9,750        193,814
                      Royal Dutch Petroleum Co.                       6,300        391,018
                      Shell Transport & Trading Co.                   1,618         13,530
                      Tokyo Gas Co.                                  25,000         70,326
                      Total Fina SA                                   2,748        420,763
                                                                                 1,876,270

       PAPER & FOREST PRODUCTS - 0.1%
                      Nippon Paper Industries Co., Ltd.               3,000         20,503


       PHOTOGRAPHIC SUPPLIES -0.2%
                      Fuji Photo Film                                 1,000         40,969


       PRINTING -- COMMERCIAL - 0.3%
                      Dai Nippon Printing Co., Ltd.                   4,000         70,572

       PROTECTION -- SAFETY EQUIPMENT - 0.3%
                      Secom Co., Ltd.                                 1,000         73,158

       PUBLISHING - 0.9%
                      John Fairfax Holdings                           2,730          7,672
                      Royal & Sun Alliance                            3,477         22,617
                      Singapore Press Holdings Ltd.                     700         10,941
                      South China Morning Post Holdings Ltd.          9,000          6,985
                      Trininty Mirror PLC                              1000           8946
                      United News & Media PLC                          1460          21031
                      Verenigde Nederlandse Uitgeversbedrijven        2,400        123,790
                                                                                   201,982





       REAL ESTATE MANAGEMENT & INVESTMENT - 0.7%
                      Chelsfield PLC                                  4,348         21,196
                      Cheung Kong Holdings Ltd.                       1,000         11,064
                      City Developments Ltd.                          3,000         11,635
                      DBS Land Ltd.                                   1,000          1,297
                      Mitsubishi Estate Co., Ltd.                     4,000         47,123
                      Sun Hung Kai Properties Ltd.                    5,000         35,918
                      Westfield Holdings Ltd.                         2,600         17,844
                                                                                   146,077

       RECREATION - 0.1%
                      TABCORP Holdings Ltd.                           2,140         12,278


       RETAIL - 1.4%
                      Isetan Co., Ltd.                                3,000         36,815
                      Matalan PLC                                     1,390         10,981
                      New Dixons Group PLC                            2,342          9,553
                      Next PLC                                        2,200         19,281
                      Otsuka Kagu Ltd.                                  200         20,579
                      Pinault Pritemps Redoute SA                       250         55,464
                      PizzaExpress PLC                                1,200         11,463
                      Ryohin Keikaku Co. Ltd.                           100         12,744
                      Swatch Group AG                                   110         139668
                                                                                   316,548

       RETAIL GROCERY - 0.3%
                      Ito-Yokado Co., Ltd.                            1,000         60,226


       RETAIL STORE - 0.2%
                      Debenhams PLC                                   1,627          5,341
                      Kingfisher PLC                                  4,837         44,116
                                                                                    49,457

       SHIP BUILDING - 0.0%
                      Keppel Corp., Ltd.                              2,000          4,330


       STEEL -- INTEGRATED - 0.4%
                      Corus Group PLC                                15,900         23,265
                      Nippon Steel Corp.                             30,000         63,152
                                                                                    86,417

       TELECOMMUNICATIONS - 4.8%
                      Cable & Wireless PLC                           26,062         57,336
                      DDI Corp.                                           1          9,628
                      Deutsche Telekom AG                             1,500         85,034
                      Nippon Telegraph & Telephone Corp.                 29        385,991




                      Portugal Telecom SA #                           9,000        100,908
                      Singapore Telecommunications Ltd.              12,000         17,574
                      Telecom Corporation of New Zealand Ltd.         7,300         25,509
                      Telecom Italia SpA #                           11,000        151,019
                      Telephonica SA #                                8,000        171,612
                      Versatel Telecom International NV  #            1,850         77,607
                                                                                 1,082,218

       TELECOMMUNICATION EQUIPMENT - 10.6%
                      Alcatel Alsthom                                 2,500        163,747
                      France Telecom SA                               2,350        328,008
                      Marconi PLC                                     5,958         77,693
                      Nokia Oyj                                      11,400        580,935
                      Telecom Italia Mobile Spa #                    15,000        153,021
                      Telefonaktiebolaget LM Ericsson                19,600        388,170
                      Teleste Corp.                                   3,000         72,935
                      Vodafone AirTouch PLC                         146,235        592,036
                                                                                 2,356,545

       TELECOMMUNICATION SERVICES - 2.8%
                      British Telecommunications PLC                 15,174        196,491
                      China Telecom Ltd. #                            2,000         17,638
                      e.Biscom SpA #                                    400         61,399
                      Sonera Group Oyj                                2,500        113,812
                      Telestra Corp., Ltd.                           15,780         63,942
                      Telia AB #                                      4,630         43,614
                      United Pan-Europe Communications NV  #          5,100        133,179
                                                                                   630,075

       TELEVISION - 0.6%
                      Canal Plus                                        300         50,340
                      Tele1 Europe Holding AB #                       5,400         66,189
                      Television Broadcasts Ltd.                      1,000          6,671
                                                                                   123,200

       TOBACCO - 0.0%
                      British American Tobacco PLC                    3,020         20,194

       TOYS - 0.1%
                      Nintendo Co.                                      100         17,483

       TRAFFIC MANAGEMENT - 0.0%
                      Trafficmaster PLC #                               930          8,320





       TRANSPORTATION - 1.1%
                      East Japan Railway Co.                             11         63,964
                      National Express Group PLC                      1,500         15,057
                      Neptune Orient LNS #                            2,000          1,853
                      Ocean Group PLC                                   870         14,379
                      Peninsular and Oriental Steam Navigation        2,449         21,018
                      Railtrack Group PLC                             2,021         31,456
                      Stagecoach Holdings PLC                         2,700          2,989
                      Yamato Transport Co., Ltd.                      4,000         99,495
                                                                                   250,211

       TRAVEL SERVICES - 0.6%
                      Amadeus Global Travel Distribution SA          11,000        125,325


       VENTURE CAPITAL - 0.1%
                      3I Group                                          750         15,455
                                                                                    15,455

       TOTAL COMMON STOCKS
       (Cost  $18,875,977 )                                                     22,388,374

 TOTAL INVESTMENTS - 100.0%
 (Cost  $18,875,977 )                                                           22,388,374

 TRUSTEE DEFERRED COMPENSATION*

                      Flex-funds Highlands Growth Fund                  274         $6,211
                      Flex-funds Muirfield Fund                         482          2,708
                      Flex-funds Total Return Utilities Fund            109          2,410
                      Meeder Advisor International Equity Fund          219          3,714

       TOTAL TRUSTEE DEFERRED COMPENSATION
       (Cost  $14,387 )                                                            $15,043


* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

 Portfolio Composition by Country of Domicile as of 6/30/00:

       Australia - 2.41%                Netherlands - 6.60%
       Belgium - 1.63%                  New Zealand - 0.11%
                                        Norway - 0.45%
       Finland - 3.62%                  Portugal - 0.67
       France - 12.65%                  Singapore - 0.76%
       Germany - 7.89%                  Spain - 3.27%
       Hong Kong - 1.93%                Sweden - 3.49%
       Ireland - 0.79%                  Switzerland - 5.07%
       Italy - 3.89%                    United Kingdom - 18.35%
       Japan - 26.37%                   United States - 0.05%

 See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)
                                                                INTERNATIONAL
                                                                   EQUITY
                                                                    FUND

Assets
         Investments, at value (cost $18,875,977)                 $22,388,374
         Trustee Deferred Compensation Plan,
            at value (cost $14,387)                                    15,043
         Cash                                                       1,275,323
         Receivable for securities sold                               508,053
         Receivable for capital stock issued                              237
         Dividends, interest and tax reclaims
            receivable, at value                                       65,413
         Unamortized organization costs                                12,616
         Other assets                                                   8,057
Total Assets                                                       24,273,116

Liabilities
         Payable to investment advisor                                 21,154
         Payable for securities purchased                             176,379
         Payable for capital stock redeemed                             2,861
         Dealer commissions payable                                     6,178
         Trustee Deferred Compensation Plan, at value                  15,043
         Accrued custodian fees                                        56,343
         Accrued distribution plan and shareholder
            service fees                                                3,432
         Accrued transfer agent, fund accounting and
            administrative fees                                         5,415
         Other accrued liabilities                                     10,912
Total Liabilities                                                     297,717

Total Net Assets                                                   23,975,399

Net Assets
         Capital                                                   18,560,948
         Accumulated undistributed (distributions in
            excess of) net investments                                (27,617)
         Accumulated undistributed net realized gain
            from investments                                        1,929,671
         Net unrealized appreciation of investments                 3,512,397
Total Net Assets                                                  $23,975,399

Capital Stock Outstanding                                           1,421,382
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value - Redemption Price Per Share                           $16.87
Maximum Sales Charge                                                     5.75%
Maximum Offering Price Per Share                                       $17.90

See accompanying notes to financial statements.


                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                               INTERNATIONAL
                                                                  EQUITY
                                                                   FUND

Investment Income
             Interest                                                  $22,480
             Dividends                                                 206,874
             Foreign taxes withheld                                    (21,494)
Total Investment Income                                                207,860

Expenses
             Investment advisor                                        120,280
             Fund accounting                                            15,123
             Transfer agent                                             12,836
             Administrative                                              6,014
             Custodian                                                  37,274
             Distribution plan and shareholder service                  20,096
             Audit                                                       7,058
             Trustee                                                     4,904
             Registration and filing                                     3,754
             Amortization of organizational costs                        2,937
             Printing                                                    1,692
             Legal                                                       1,143
             Postage                                                       872
             Insurance                                                     114
             Other                                                       1,645
Total Expenses                                                         235,742
Expenses reimbursed by investment advisor                                 (265)
Net Expenses                                                           235,477

Net Investment Income (Loss)                                           (27,617)

Net Realized and Unrealized Gain (Loss) from Investments
             Net realized gains from investments                     1,482,757
             and foreign currency transactions
             Net change in unrealized appreciation                  (2,155,351)
             (depreciation) of investments
Net Gain (Loss) from Investments                                      (672,594)

Net Increase (Decrease) in Net Assets Resulting from Operations      ($700,211)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

                                                                                  INTERNATIONAL EQUITY FUND

                                                                               Six months
                                                                                  ended                Year
                                                                              June 30, 2000            ended
                                                                             (unaudited)       December 31, 1999
Increase (Decrease) in Net Assets
Operations
         Net investment income (loss)                                            ($27,617)            ($54,164)
         Net realized gain from investments and futures contracts               1,482,757            2,041,862
         Net change in unrealized appreciation (depreciation) of investments   (2,155,351)           3,448,137
Net increase (decrease) in net assets resulting from operations                  (700,211)           5,435,835
Dividends and Distributions to Shareholders from
         Net realized gain from investments and futures contracts                       0           (1,691,362)
Net decrease in net assets resulting from dividends and distributions                   0           (1,691,362)
Capital Transactions
         Issued                                                                 2,188,935            1,527,830
         Reinvested                                                                     0            1,622,117
         Redeemed                                                                (987,451)          (1,693,662)
Net increase in net assets resulting from capital transactions                  1,201,484            1,456,285

Total Increase in Net Assets                                                      501,273            5,200,758

Net Assets - Beginning of Period                                               23,474,126           18,273,368

Net Assets - End of Period                                                    $23,975,399          $23,474,126

Share Transactions
         Issued                                                                   127,009               99,602
         Reinvested                                                                     0               99,846
         Redeemed                                                                 (56,838)            (111,391)
Change in shares                                                                   70,171               88,057

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
INTERNATIONAL EQUITY FUND

                                                                     Six months          Year         Year         Period from
                                                                       ended            ended         ended        9/2/97* to
                                                                   June 30, 2000       12/31/99      12/31/98       12/31/97
                                                                    (Unaudited)

Net Asset Value, Beginning of Period                                   $17.37           $14.47        $12.18         $12.50

Income from Investment Operations
         Net investment income (loss)                                   (0.02)           (0.04)        (0.02)         (0.02)
         Net gains (losses) on securities                               (0.48)            4.31          2.43          (0.30)
         (both realized and unrealized)
Total from Investment Operations                                        (0.50)            4.27          2.41          (0.32)

Less Dividends and Distributions
         In excess of net investment income                              0.00             0.00         (0.04)          0.00
         From net capital gains                                          0.00            (1.37)        (0.08)          0.00
Total Dividends and Distributions                                        0.00            (1.37)        (0.12)          0.00

Net Asset Value, End of Period                                         $16.87           $17.37        $14.47         $12.18

Total Return (excludes sales and redemption charges)                    -2.88%(2)        30.07%        19.78%         -2.56%(2)

Ratios/Supplemental Data
         Net assets, end of period ($000)                             $23,975          $23,474       $18,273        $12,190
         Ratio of expenses to average net assets                         1.95%(1)         2.00%         2.00%          2.00%(1)
         Ratio of net investment income (loss) to average net assets    -0.23%(1)        -0.28%        -0.18%         -0.43%(1)
         Ratio of expenses to average net assets                         1.95%(1)         2.37%         2.17%          2.68%(1)
         before reimbursement of fees
         Ratio of net investment income (loss) to                       -0.23%(1)        -0.65%        -0.35%         -1.11%(1)
         average net assets before reimbursement of fees
         Portfolio turnover rate                                        35.77%(2)        72.52%        86.13%         12.71%

(1) Annualized.
(2) Not annualized.
*  Date of commencement of operations.

See accompanying notes to financial statements.

                  INTERNATIONAL EQUITY FUND SEMI-ANNUAL REPORT

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 (UNAUDITED)


1.   ORGANIZATION

The Meeder Advisor Funds Trust (f/k/a the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. Only the financial statements of The International Equity Fund (the "Fund") are in this report.

The investment objective of the Fund is to seek long-term growth from investing primarily in equity securities of foreign issuers.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

Securities owned by the Fund are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. The Fund obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees. If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Board of Trustees.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Flex-funds and Meeder Advisor Funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

FOREIGN CURRENCY TRANSLATION

Accounting records of the Fund are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income and distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified to capital.

ORGANIZATIONAL COSTS

The costs related to the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period.

EXPENSES

The Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on its relative net assets or other appropriate basis.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management (f/k/a R. Meeder & Associates, Inc.)("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Fund with investment management, research, statistical and advisory services. For such services, the Fund pays monthly fees at the annual rate of 1.00% of the average daily net asset value of the Fund. Under an Investment Subadvisory Agreement with MAM, CGU Fund Management serves as subadvisor of the Fund. As subadvisor, CGU Fund Management is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceed certain limitations. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. The Fund currently has a 2.00% annual expense limitation as a percentage of average daily net assets.

Certain officers and trustees of the Fund are also officers or directors of MII, MAM and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan with Adviser Dealer Services (the "Distributor"). Under the provisions of the Distribution Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets to reimburse securities dealers for personal services or maintenance of shareholder accounts.

4.   SECURITIES TRANSACTIONS

For the six months ended June 30, 2000, the cost of purchases and proceeds from sales or maturities of long-term investments for the Fund were $8,176,593 and $8,075,494, respectively. The cost of investments for Federal income tax purposes and for financial reporting purposes is substantially the same.

MEEDER ADVISOR FUNDS
P.O. Box 7177
Dublin OH 43017
(800)494-3539

Distributed by
Adviser Dealer Services, Inc.